19 Expenses and cost by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses And Cost By Nature
Cost of services	R$ (434,654)	R$ (308,853)	R$ (168,052)
General and administrative expenses	(402,855)	(239,120)	(70,034)
Total	(837,509)	(547,973)	(238,086)
Payroll	(446,473)	(324,252)	(156,623)
Hospital and medical agreements	(37,988)	(16,429)	(10,209)
Depreciation and amortization	(108,744)	(73,152)	(9,078)
Rent	(2,555)	(4,494)	(20,302)
Commercial expenses	(1,488)	(1,363)	(362)
Utilities	(5,892)	(6,628)	(2,701)
Maintenance	(20,746)	(8,658)	(2,373)
Share-based compensation	(32,610)	(18,114)	(2,161)
Tax expenses	(5,326)	(2,696)	(828)
Pedagogical services	(24,037)	(6,271)	(4,212)
Sales and marketing	(16,873)	(11,603)	(3,532)
Allowance for doubtful accounts	(32,081)	(15,040)	(7,714)
Travel expenses	(4,550)	(7,054)	(1,816)
Consulting fees	(31,276)	(13,060)	(7,245)
Other	(66,870)	(39,159)	(8,930)
Total	R$ (837,509)	R$ (547,973)	R$ (238,086)